Fair Value Measurements - Financial Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Contingent consideration	$ 31,783	$ 37,966	$ 7,681
Class G Common Stock (Note 13)	60,712	61,514	6,516
Level 1
Liabilities
Contingent consideration	0	0
Class G Common Stock (Note 13)	0	0
Level 2
Liabilities
Contingent consideration	0	0
Class G Common Stock (Note 13)	0	0
Level 3
Liabilities
Contingent consideration	31,783	37,966	7,681
Class G Common Stock (Note 13)	$ 60,712	$ 61,514	$ 6,516